Derivative Liability	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Derivative Liability

5. Derivative Liability

The Company records the fair value of the reset provision of its exercise price of share purchase warrants in accordance with ASC 815, Derivatives and Hedging. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statement of operations.

During the year ended December 31, 2011, the Company issued warrants with an exercise price of $0.10 per share until July 14, 2014, and the reset provision allows for the exercise price to be reset to a value equal to a future issuance of common shares, stock options, warrants, or other equity instrument if the issuance or exercise price is less than $0.10 per share. The Company uses a Black-Scholes model to fair value the derivative liability associated with the reset provision. As the warrants expired unexercised on July 14, 2014, the Company removed the derivative liability and recognized a gain of $127,451. During the year ended December 31, 2015, the Company recorded a gain on fair value of derivatives of $nil (2014 –$127,451).

During the year ended December 31, 2015, the Company issued convertible debentures with a variable exercise price based on future market rates. The Company uses a multi-nominal lattice model to fair value the derivative liability associated with the variable exercise price. As at December 31, 2015, the Company recorded a derivative liability of $292,320 (2014 - $237,061). During the year ended December 31, 2015, the Company recorded a loss on fair value of derivatives of $202,193 (2014 – $209,589).

During the year ended December 31, 2014, the Company utilized an expected volatility which ranged from 194% to 316%, risk-free rate which ranged from 0.01% to 0.15%, expected divided yield of 0%, and expected life which ranged from 0.2 to 0.77 years to calculate the total derivative liability of $237,061.

During the year ended December 31, 2015, the Company utilized an expected volatility which ranged from 182% to 304%, risk-free rate which ranged from 0.01% to 1.06%, expected divided yield of 0%, and expected life which ranged from 0.08 to 2.0 years to calculate the total derivative liability of $292,320.

A summary of the activity of the derivative liability is shown below:

$
Balance at December 31, 2013	286,679
Derivative loss due to new issuances	122,265
Debt discount	261,000
Reclass to share capital	(355,825)
Derivative due to mark to market adjustment	(77,058)
Balance at December 31, 2014	237,061
Derivative loss due to new issuances	91,358
Debt discount	137,374
Reclass to share capital	(282,806)
Derivative due to mark to market adjustment	109,333
Balance at December 31, 2015	292,320